Consolidated portfolio of investments—July 31, 2024 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 5.13%
Real estate: 5.13%
Health care REITs: 0.33%
Welltower, Inc.	11,214	$1,247,558
Industrial REITs : 0.87%
First Industrial Realty Trust, Inc.	9,395	514,094
Prologis, Inc.	14,840	1,870,582
Terreno Realty Corp.	13,355	913,616
		3,298,292
Office REITs : 0.21%
Alexandria Real Estate Equities, Inc.	6,677	783,145
Residential REITs : 1.01%
American Homes 4 Rent Class A	16,979	612,772
Camden Property Trust	5,809	643,347
Independence Realty Trust, Inc.	15,740	293,551
Invitation Homes, Inc.	16,091	567,529
Mid-America Apartment Communities, Inc.	4,638	648,253
Sun Communities, Inc.	8,494	1,076,445
		3,841,897
Retail REITs : 0.30%
Federal Realty Investment Trust	3,623	404,508
Simon Property Group, Inc.	4,909	753,237
		1,157,745
Specialized REITs : 2.41%
American Tower Corp.	9,561	2,107,244
Crown Castle, Inc.	5,015	552,051
CubeSmart	8,307	395,247
Equinix, Inc.	2,145	1,695,065
Extra Space Storage, Inc.	6,211	991,400
Four Corners Property Trust, Inc.	10,335	280,492
Gaming & Leisure Properties, Inc.	7,567	379,863
Iron Mountain, Inc.	9,668	991,550
SBA Communications Corp. Class A	4,762	1,045,450
VICI Properties, Inc.	22,469	702,381
		9,140,743
Total common stocks (Cost $18,462,430)		19,469,380

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 17.81%
TIPS	0.13%	10-15-2025	$1,621,882	1,571,079
TIPS	0.13	7-15-2026	117,916	113,295
TIPS	0.13	10-15-2026	3,798,310	3,637,111
TIPS	0.13	4-15-2027	122,352	115,994
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 1

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.13%	1-15-2031	$4,536,177	$4,084,488
TIPS	0.13	7-15-2031	7,393,651	6,620,112
TIPS	0.13	1-15-2032	7,392,267	6,534,750
TIPS	0.13	2-15-2052	5,347,402	3,167,538
TIPS	0.25	7-15-2029	2,308,189	2,153,269
TIPS	0.38	1-15-2027	117,009	112,038
TIPS	0.38	7-15-2027	115,546	110,628
TIPS	0.50	1-15-2028	6,932,425	6,607,657
TIPS	0.75	2-15-2042	8,206,949	6,599,337
TIPS	0.75	2-15-2045	140,042	108,272
TIPS	1.63	10-15-2027	116,619	115,790
TIPS	1.75	1-15-2028	119,926	119,262
TIPS	1.75	1-15-2034	1,425,230	1,411,232
TIPS	2.00	1-15-2026	6,661,448	6,587,870
TIPS	2.13	2-15-2041	688,363	700,999
TIPS	2.38	1-15-2027	109,011	109,544
TIPS	2.38	10-15-2028	6,408,238	6,570,500
TIPS	3.63	4-15-2028	6,174,565	6,547,451
TIPS	3.88	4-15-2029	3,591,429	3,923,482
Total U.S. Treasury securities (Cost $67,200,794)				67,621,698

		Yield	Shares
Short-term investments: 54.88%
Investment companies: 54.88%
Allspring Government Money Market Fund Select Class♠∞*		5.25	208,376,574	208,376,574
Total short-term investments (Cost $208,376,574)				208,376,574
Total investments in securities (Cost $294,039,798)	77.82%			295,467,652
Other assets and liabilities, net	22.18			84,224,244
Total net assets	100.00%			$379,691,896

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.

Abbreviations:
REIT	Real estate investment trust
TIPS	Treasury Inflation-Protected Securities
See accompanying consolidated notes to portfolio of investments
2 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—July 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$140,821,444	$136,049,521	$(68,494,391)	$0	$0	$208,376,574	208,376,574	$1,639,862
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	15,175,000	USD	10,256,585	Morgan Stanley Co.	8-23-2024	$0	$(327,415)
AUD	25,583,000	USD	17,247,649	Morgan Stanley Co.	8-23-2024	0	(508,410)
USD	8,210,006	BRL	44,536,000	Morgan Stanley Co.	8-23-2024	352,805	0
USD	16,708,153	CAD	22,728,000	Morgan Stanley Co.	8-23-2024	236,215	0
USD	10,105,904	CAD	13,747,000	Morgan Stanley Co.	8-23-2024	142,874	0
CHF	11,591,000	USD	12,949,463	Morgan Stanley Co.	8-23-2024	284,230	0
USD	14,106,882	CHF	12,627,000	Morgan Stanley Co.	8-23-2024	0	(309,634)
USD	6,964,253	CLP	6,399,800,000	Morgan Stanley Co.	8-23-2024	170,498	0
USD	11,422,677	CZK	267,129,000	Morgan Stanley Co.	8-23-2024	42,356	0
USD	14,459,180	EUR	13,335,000	Morgan Stanley Co.	8-23-2024	13,315	0
GBP	9,673,000	USD	12,421,051	Morgan Stanley Co.	8-23-2024	16,611	0
USD	8,001,839	HUF	2,910,909,000	Morgan Stanley Co.	8-23-2024	12,447	0
USD	22,104,583	IDR	358,823,697,000	Morgan Stanley Co.	8-23-2024	50,358	0
INR	2,640,565,000	USD	31,595,154	Morgan Stanley Co.	8-23-2024	0	(77,780)
USD	11,160,610	JPY	1,792,663,000	Morgan Stanley Co.	8-23-2024	0	(843,325)
JPY	1,771,478,000	USD	11,028,719	Morgan Stanley Co.	8-23-2024	833,358	0
USD	11,789,471	KRW	16,297,175,000	Morgan Stanley Co.	8-23-2024	0	(62,761)
USD	9,977,986	MXN	179,157,000	Morgan Stanley Co.	8-23-2024	393,205	0
MXN	232,480,000	USD	12,947,762	Morgan Stanley Co.	8-23-2024	0	(510,236)
MXN	245,056,000	USD	13,669,203	Morgan Stanley Co.	8-23-2024	0	(558,869)
USD	25,398,419	MXN	477,536,000	Morgan Stanley Co.	8-23-2024	0	(149,441)
USD	8,530,992	NOK	91,261,000	Morgan Stanley Co.	8-23-2024	162,190	0
USD	10,499,468	NZD	17,265,000	Morgan Stanley Co.	8-23-2024	223,843	0
PLN	37,903,000	USD	9,641,487	Morgan Stanley Co.	8-23-2024	0	(81,065)
SEK	118,000	USD	11,212	Morgan Stanley Co.	8-23-2024	0	(182)
ZAR	141,942,000	USD	7,821,099	Morgan Stanley Co.	8-23-2024	0	(40,264)
						$2,934,305	$(3,469,382)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	146	8-16-2024	$12,136,464	$11,923,320	$0	$(213,144)
Henry Hub Natural Gas Futures**	29	8-28-2024	868,086	590,440	0	(277,646)
Brent Crude Oil Futures**	28	8-30-2024	2,348,434	2,263,520	0	(84,914)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	68	8-30-2024	7,267,916	6,975,780	0	(292,136)
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 3

Consolidated portfolio of investments—July 31, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
10-Year Euro BUND Index	79	9-6-2024	$11,230,180	$11,433,613	$203,433	$0
TOPIX Index	144	9-12-2024	26,608,643	26,886,152	277,509	0
Cocoa Futures**	20	9-13-2024	2,029,468	1,618,400	0	(411,068)
Hard Red Winter Wheat Futures**	77	9-13-2024	2,270,044	2,113,650	0	(156,394)
Wheat Futures**	174	9-13-2024	5,061,660	4,587,075	0	(474,585)
10-Year Australian Bond	113	9-16-2024	8,387,427	8,518,898	131,471	0
Euro Futures	199	9-16-2024	26,798,044	26,989,375	191,331	0
LME Copper Futures**	16	9-16-2024	3,866,298	3,672,124	0	(194,174)
LME Primary Aluminum Futures**	59	9-16-2024	3,721,714	3,333,043	0	(388,671)
LME Zinc Futures**	43	9-16-2024	3,135,458	2,849,589	0	(285,869)
10-Year Canadian Bond	1,052	9-18-2024	90,860,747	93,675,356	2,814,609	0
C Coffee Futures**	2	9-18-2024	167,183	171,900	4,717	0
10-Year U.S. Treasury Notes	665	9-19-2024	72,726,333	74,355,313	1,628,980	0
S&P ASX Share Price Index 200	115	9-19-2024	14,435,704	15,155,535	719,831	0
S&P/TSX 60 Index	79	9-19-2024	14,904,746	15,853,214	948,468	0
Ultra 10-Year U.S. Treasury Notes	229	9-19-2024	26,099,655	26,467,391	367,736	0
DAX Index	24	9-20-2024	11,840,530	12,081,805	241,275	0
E-Mini NASDAQ 100 Index	99	9-20-2024	39,344,704	38,620,395	0	(724,309)
E-Mini Russell 2000 Index	84	9-20-2024	9,429,340	9,546,600	117,260	0
E-Mini S&P 500 Index	100	9-20-2024	27,515,103	27,790,000	274,897	0
Euro STOXX 50 Index	216	9-20-2024	11,492,308	11,449,858	0	(42,450)
Euro STOXX 600 Index	231	9-20-2024	6,529,992	6,494,993	0	(34,999)
FTSE 100 Index	146	9-20-2024	15,367,075	15,686,220	319,145	0
Long Gilt Futures	883	9-26-2024	110,419,828	112,628,680	2,208,852	0
2-Year U.S. Treasury Notes	823	9-30-2024	168,348,295	169,017,196	668,901	0
Lean Hogs Futures**	89	10-14-2024	2,529,491	2,702,930	173,439	0
Number 2 Cotton Futures**	159	12-6-2024	5,650,700	5,484,705	0	(165,995)
Soybean Oil Futures**	169	12-13-2024	4,428,290	4,291,248	0	(137,042)
Short
Light Sweet Crude Oil Futures**	(22)	8-20-2024	(1,812,508)	(1,714,020)	98,488	0
NY Harbor ULSD Futures**	(20)	8-30-2024	(2,223,609)	(2,048,172)	175,437	0
Gas Oil Futures**	(28)	9-12-2024	(2,259,526)	(2,080,400)	179,126	0
LME Copper Futures**	(45)	9-16-2024	(10,868,545)	(10,327,849)	540,696	0
LME Lead Futures**	(73)	9-16-2024	(4,032,877)	(3,785,908)	246,969	0
LME Nickel Futures**	(17)	9-16-2024	(1,743,387)	(1,681,076)	62,311	0
Swiss Franc Futures	(214)	9-16-2024	(30,129,104)	(30,581,937)	0	(452,833)
MSCI EAFE Index	(108)	9-20-2024	(12,647,883)	(12,904,380)	0	(256,497)
MSCI Emerging Markets Index	(503)	9-20-2024	(27,193,314)	(27,576,975)	0	(383,661)
Silver Futures**	(16)	9-26-2024	(2,369,546)	(2,315,040)	54,506	0
Number 11 World Sugar Futures**	(321)	9-30-2024	(7,431,687)	(6,809,309)	622,378	0
Live Cattle Futures**	(171)	10-31-2024	(12,568,643)	(12,768,570)	0	(199,927)
Soybean Futures**	(22)	11-14-2024	(1,221,793)	(1,124,750)	97,043	0
Corn Futures**	(122)	12-13-2024	(2,564,805)	(2,438,475)	126,330	0
Soybean Meal Futures**	(260)	12-13-2024	(8,741,715)	(8,208,200)	533,515	0
Gold 100 Troy Ounces Futures**	(53)	12-27-2024	(12,954,368)	(13,106,900)	0	(152,532)
					$14,028,653	$(5,328,846)

**	Represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
4 | Allspring Macro Strategies Portfolio

Notes to consolidated portfolio of investments—July 31, 2024 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Macro Strategies Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on November 21, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of July 31, 2024, the Subsidiary had $76,171,490 of investments in affiliates and cash at broker segregated for futures contacts representing 99.34% of its net assets. As of July 31, 2024, the Portfolio held $76,681,395 in the Subsidiary, representing 25.31% of the Portfolio’s net assets prior to consolidation. The consolidated net assets of the Portfolio includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against,
Allspring Macro Strategies Portfolio | 5

Notes to consolidated portfolio of investments—July 31, 2024 (unaudited)
changes in interest rates, security values, commodity prices, foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk, foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Macro Strategies Portfolio

Notes to consolidated portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$19,469,380	$0	$0	$19,469,380
U.S. Treasury securities	67,621,698	0	0	67,621,698
Short-term investments
Investment companies	208,376,574	0	0	208,376,574
	295,467,652	0	0	295,467,652
Forward foreign currency contracts	0	2,934,305	0	2,934,305
Futures contracts	14,028,653	0	0	14,028,653
Total assets	$309,496,305	$2,934,305	$0	$312,430,610
Liabilities
Forward foreign currency contracts	$0	$3,469,382	$0	$3,469,382
Futures contracts	5,328,846	0	0	5,328,846
Total liabilities	$5,328,846	$3,469,382	$0	$8,798,228
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
As of July 31, 2024, $64,158,000 was segregated as cash collateral for these open futures contracts. The Portfolio also had $1,620,000 segregated as cash collateral for open forward foreign currency contracts.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Macro Strategies Portfolio | 7